FAIR VALUE (Details Narrative) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, off-Balance-Sheet Risks, Disclosure Information [Line Items]
Derivative liability	$ 0		$ 727,000